Financial Instruments - Maximum Level of Exposure to Credit Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Maximum exposure to credit risk	€ 3,496,888	€ 1,196,532
Non-current financial assets.
Credit risk
Maximum exposure to credit risk	362,267	198,157
Other current financial assets
Credit risk
Maximum exposure to credit risk	2,029,707	11,118
Trade receivables
Credit risk
Maximum exposure to credit risk	432,197	383,233
Other receivables
Credit risk
Maximum exposure to credit risk	17,224	24,377
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	655,493	579,647
Trade and other receivables
Credit risk
Maximum exposure to credit risk	449,421	407,610
Trade and other receivables | Spain.
Credit risk
Maximum exposure to credit risk	62,108	62,358
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	40,897	84,962
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	108,685	157,395
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	25,163	10,525
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	€ 212,568	€ 92,370